RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9: RELATED PARTY TRANSACTIONS

        Our Chief Executive Officer, Thomas H. Holcom, Jr., and certain immediate family members own investment notes issued by us. Amounts held by these related parties totaled $785,461 and $554,074 at September 30, 2011 and 2010, respectively. These investment notes will mature in 2012 and 2021, and bear a weighted average interest rate of 7.22%. Carol Jackson, a member of the MCFC Board of Directors, owns investment notes issued by us. Amounts held by her totaled $500,000 and zero at September 30, 2011 and 2010, respectively. These investment notes will mature in 2014 and bear a weighted average interest rate of 8.25% (See Note 7 to the consolidated financial statements).

        We entered into a LSMS Agreement with MBD in June 2009. Under the LSMS agreement, we buy certain military loans that MBD originates and receives management and record keeping services. The following table represents the related party transactions associated with this agreement and other related transactions for the periods presented.

	As of and for the Year Ended
	2011	2010	2009
Loan purchasing:
Loans purchase from MBD	$251,013	$240,872	$225,538

Management and record keeping services:
Monthly servicing (8.4% of outstanding principal)	$33,609	$31,324	$31,503
Monthly servicing ($33.86 for each loan owned prior fiscal year)	5,173	5,012	2,048
Fees paid in connection with MBD originations(*)	3,631	3,620	3,895

Total management and record keeping services	$42,413	$39,956	$37,446

Other transactions:
Tax payments	$13,727	$12,020	$9,607
Dividends paid to MCFC	8,845	10,561	3,518

Total other transactions	$22,572	$22,581	$13,125

(*)
$30.00 for each loan purchased.